Leases - Additional Information (Details) $ in Thousands						12 Months Ended
	Feb. 01, 2023 ft²	Jan. 01, 2022 ft²	Aug. 09, 2021 ft²	Jul. 01, 2021 ft²	Mar. 03, 2021 ft²	Dec. 31, 2021 USD ($) Lease	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Lease [Line Items]
Number of significant leases | Lease						2
Right-of-use assets						$ 11,292	$ 3,767	$ 4,535
Lease liabilities						13,059	3,919	$ 4,626
Lease expenses						$ 300	$ 500
Right-of-use assets discounted payments rate						2.61%	2.61%
Lease liabilities discounted payments rate						3.47%	3.47%
Consumer Price Indices in Switzerland and France
Disclosure Of Lease [Line Items]
Lease liabilities						$ 10,800	$ 3,900
Minimum
Disclosure Of Lease [Line Items]
Lease terms for office buildings						1 year
Cash outflows related to leases less than 12 months						$ 300	$ 500
Maximum
Disclosure Of Lease [Line Items]
Lease terms for office buildings						10 years
Office Space | Rolle
Disclosure Of Lease [Line Items]
Lease term					120 months
Area of office space leased | ft²					38,750
Area of office space gained access under lease | ft²	19,375			11,840
Expected lease commitments						$ 100
Right-of-use assets						7,700
Lease liabilities						8,500
Lease incentives and expected restoration costs						800
Office Space | Rolle | Year 2022
Disclosure Of Lease [Line Items]
Expected lease commitments						500
Office Space | Rolle | Year 2023
Disclosure Of Lease [Line Items]
Expected lease commitments						1,000
Office Space | Rolle | Year 2022 Onwards
Disclosure Of Lease [Line Items]
Expected lease commitments						1,140
Office Space | Boston
Disclosure Of Lease [Line Items]
Lease term			40 months
Area of office space leased | ft²			9,192
Expected lease commitments						500
Right-of-use assets						1,200
Lease liabilities						1,400
Lease incentives and expected restoration costs						$ 200
Office Space | Events After Reporting Period | Rolle
Disclosure Of Lease [Line Items]
Area of office space gained access under lease | ft²		7,535